BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	Maturity(2)	Annual Rate(2)	Currency	2022	2021
Corporate revolving credit facility	June 29, 2027	SOFR plus 1.2%	US$	$96	$—
Commercial Paper	January 24, 2023	5.0%	US$	464	431

Non-Current:
Medium Term Notes(1):
Public - Canadian	February 22, 2024	3.3%	C$	222	237
Public - Canadian	February 22, 2024	3.3%	C$	295	317
Public - Canadian	November 14, 2027	5.6%	C$	332	—
Public - Canadian	September 11, 2028	4.2%	C$	517	554
Public - Canadian	October 9, 2029	3.4%	C$	517	554
Public - Canadian	September 1, 2032	2.9%	C$	369	396
Public - Canadian	February 14, 2033	6.0%	C$	185	—
Public - Canadian	April 25, 2034	5.4%	C$	295	—
Public - Canadian	April 25, 2052	5.8%	C$	147	—
Subordinated notes(1)
Public - United States	May 24, 2081	5.0%	US$	250	250
				3,689	2,739
Deferred financing costs and other				(23)	(20)
Total				$3,666	$2,719

(1)See Note 21, Subsidiary Public Issuers, for further details.
(2)Maturity and annual rate associated with our commercial paper program represents a weighted average of all outstanding obligations as of December 31, 2022.
The current and non-current balances of non-recourse borrowings are as follows:

US$ MILLIONS	2022	2021
Current	$2,567	$2,701
Non-current	24,000	23,833
Total	$26,567	$26,534
Principal repayments on non-recourse borrowings due over the next five years and thereafter are as follows:

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total
2023(1)	$632	$221	$1,507	$245	$2,605
2024	1,361	484	685	197	2,727
2025	946	232	1,175	800	3,153
2026	871	2,637	861	507	4,876
2027	893	654	1,101	293	2,941
Thereafter	4,039	756	3,587	2,052	10,434
Total principal repayments(2)	8,742	4,984	8,916	4,094	26,736
Deferred financing costs and other	(40)	(60)	105	(174)	(169)
Total - Dec. 31, 2022	$8,702	$4,924	$9,021	$3,920	$26,567
Total - Dec. 31, 2021	$7,951	$5,309	$9,490	$3,784	$26,534

(1)Includes commercial paper obligations of $1.2 billion at our Canadian diversified midstream operation.
(2)As of December 31, 2022, approximately $31 million of debt was in breach of asset-level financial covenants. We anticipate being able to refinance or obtain waivers from our financial institutions and accordingly presented the debt in the contractually obligated year of maturity.
The weighted average interest rates of non-recourse borrowings are as follows:

US$ MILLIONS	Utilities(1)	Transport	Midstream	Data	Total
Dec. 31, 2022	8%	5%	3%	7%	5%
Dec. 31, 2021	4%	5%	6%	7%	6%
(1)Excluding the impact of the variable interest in our Brazilian assets, the weighted average interest rate of non-recourse borrowings would be 4% as at December 31, 2022.
Principal repayments on non-recourse borrowings in their local currency are as follows:

US$ MILLIONS, except as noted	Dec. 31, 2022	Local Currency		Dec. 31, 2021	Local Currency
Canadian dollars	$9,115	CAD	$12,348	$9,257	CAD	$11,698
U.S. dollars	8,198	USD	8,198	7,376	USD	7,376
Indian rupees	3,249	INR	268,512	3,650	INR	272,388
British pounds	3,151	GBP	2,608	3,067	GBP	2,266
Brazilian real(1)	1,543	BRL	8,049	1,840	BRL	10,268
Australian dollars	525	AUD	771	468	AUD	644
Colombian pesos	405	COP	1,966,019	394	COP	1,621,399
Peruvian soles	410	PEN	1,561	380	PEN	1,521
New Zealand dollars	80	NZD	126	41	NZD	60
Euro	60	EUR	56	36	EUR	32

(1)See Note 5, Disposition of Businesses, for additional information.

Disclosure of reconciliation of liabilities arising from financing activities
Details of the “Changes in liabilities from financing activities”, including both changes arising from cash flows and non-cash changes are as follows:

US$ MILLIONS	2021	Cash Flows(1)	Acquisitions/ Dispositions(1)	Held for Sale(2)	Foreign Exchange Movement and Other	2022
Corporate borrowings	$2,719	$1,124	$—	$—	$(177)	$3,666
Non-recourse borrowings	26,534	2,493	(597)	(394)	(1,469)	26,567

(1)Cash flows related to net corporate level debt raised and acquisition of individually insignificant operations have been presented within Acquisitions/Dispositions. Refer to Note 7, Acquisition of Businesses, and Note 5, Disposition of Businesses, for further details.
(2)Refer to Note 6. Assets and Liabilities Classified as Held for Sale, for further details.